General Municipal
Money Market Fund

SEMIANNUAL REPORT
May 31, 2001

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            16   Statement of Assets and Liabilities

                            17   Statement of Operations

                            18   Statement of Changes in Net Assets

                            19   Financial Highlights

                            22   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                              General Municipal
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for General Municipal Money Market Fund, covering the six-month period from December 1, 2000 through May 31, 2001. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Colleen Meehan.

While the past six months have been difficult for the U.S. economy, we have recently seen signs that improvement may be in sight. The Federal Reserve Board' s aggressive easing of monetary policy produced a 2.5 percentage-point drop in short-term interest rates, a move designed to stimulate economic growth by reducing borrowing costs for corporations and consumers. Passage of a $1.3 trillion federal tax cut should further stimulate economic growth, as should reduced inventories of products on manufacturers' shelves. Based on these and other factors, we believe that the current economic slowdown should give way to renewed economic growth later this year.

The implications of this economic scenario may be positive for the tax-exempt money markets, which may produce higher yields if the economy gains momentum. Even in the recent low interest-rate environment, money markets served investors well by effectively sheltering assets from the volatility that roiled the stock and high yield bond markets when economic conditions deteriorated earlier this year.

Of course, our economic perspectives may change as new information becomes available. We encourage you to contact your financial advisor for information about ways to refine your investment strategies in the current environment. For additional market perspectives, point your web browser to www.dreyfus.com and go to the Market Commentary section.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2001

2



DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Portfolio Manager

How did General Municipal Money Market Fund perform during the period?

For the six-month period ended May 31, 2001, the fund's Class A shares produced a 3.16% annualized yield, Class B shares provided a 2.74% annualized yield and Class X shares generated a 2.66% annualized yield. Taking into account the effects of compounding, the fund's Class A, Class B and Class X shares provided annualized effective yields of 3.21%, 2.77% and 2.69%, respectively, during the same period.(1)

We attribute the fund's performance primarily to our strategy of capturing high then current yields for as long as we deemed practical while interest rates declined.

What is the fund's investment approach?

The  fund  seeks  to maximize current income exempt from federal personal income
tax  to  the  extent  consistent  with  the  preservation  of   capital  and the
maintenance of liquidity.

In so doing, we employ two primary strategies. First, we attempt to add value by constructing a diverse portfolio of high quality, tax-exempt money market instruments from issuers throughout the United States and its territories. Second, we actively manage the portfolio's average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace and interest-rate trends.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the portfolio, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the portfolio's average maturity. If we anticipate limited new-issue supply, we may then look to extend the portfolio's average maturity to maintain
                                                                     The Fund  3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

then  current yields for as long as we believe practical. At other times, we try
to   maintain   an  average  maturity  that  reflects  our  view  of  short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

Falling interest rates in a weakening economy represented an important driver of the fund' s performance. Economic weakness was particularly severe in the manufacturing sector, where slower sales and abnormally high inventories of unsold goods led to workforce layoffs and lower stock prices. In an effort to stimulate economic growth, the Federal Reserve Board reduced its target for short-term interest rates by 250 basis points in five separate moves. In this declining interest-rate environment, yields on one-year tax-exempt notes declined accordingly.

In  addition,  and  perhaps even more significant, the fund and tax-exempt money
markets   were  influenced  by  seasonal  supply-and-demand  factors.  Overall, tax-exempt money market funds lost approximately 10% of their assets during the spring of 2001 as investors redeemed shares for income tax payments. This seasonal falloff of demand typically causes tax-exempt yields to rise. We maintained the fund' s weighted average maturity in the neutral range in an effort to give us flexibility to capture those temporary higher yields. When tax-related redemptions ceased, we extended the fund's weighted average maturity to obtain then current yields as short-term interest rates continued to decline

From a security selection perspective, we continued to rely on variable-rate demand notes ("VRDNs") on which yields are reset either daily or weekly. At times during the reporting period, VRDNs offered higher yields than one-year fixed-rate notes and provided the fund with liquidity. In addition, we maintained a "laddered" portfolio of tax-exempt commercial paper and municipal notes in which securities mature at predetermined intervals. This strategy generally enhances our ability to lengthen or shorten the fund's weighted average maturity in anticipation of near-term technical factors in the marketplace.

4

What is the fund's current strategy?

Over the near term, we expect the tax-exempt money market to be influenced, in part, by changes in the balance between the supply of tax-exempt money market instruments and investor demand for those securities. As the economy deteriorated during the reporting period, demand for tax-exempt money market instruments intensified from individuals seeking an investment alternative to a highly volatile stock market. At the same time, states and municipalities came to the market with only slightly more short-term debt than during the same period one year earlier.

We currently expect demand for tax-exempt money market instruments to increase in July as a substantial number of securities mature. Should investors attempt to reinvest this money in tax-exempt money market instruments, we think that tax-exempt money market yields are likely to decline temporarily while demand outpaces supply. In such an event, we will look to maintain the fund's relatively longer weighted average maturity, as we deem appropriate. Of course, markets, strategy and portfolio composition can change at any time.

June 15, 2001

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 2.68% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 2.72%, AND THE FUND'S CLASS X SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 2.63% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 2.66%.

                                                                     The Fund  5

STATEMENT OF INVESTMENTS

May 31, 2001 (Unaudited)



                                                                                               Principal
TAX EXEMPT INVESTMENTS--99.4%                                                                   Amount ($)             Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--.6%

The Industrial Development Board of the

  City of Fultondale, IDR, VRDN

   (Melsur Corp. Project) 3.10% (LOC; Key Bank Inc.)                                          4,875,000  (a)           4,875,000

ARIZONA--3.6%

Apache County Industrial Development Authority, IDR, VRDN

  (Tucson Electric Power Springerville Project)

   3% (LOC; The Bank of New York)                                                             6,300,000  (a)           6,300,000

Arizona Educational Loan Marketing Corporation

  Educational Loan Revenue, VRDN

  3% (Insured; MBIA and LOC; State Street Bank and

   Trust Co.)                                                                                10,675,000  (a)          10,675,000

Phoenix Industrial Development Authority

  MFHR, Refunding, VRDN

  (Southwest Village Apartments Project)

   2.95% (LOC; FNMA)                                                                         10,600,000  (a)          10,600,000

CALIFORNIA--1.0%

California Higher Education Loan Authority Inc.

  Student Loan Revenue 4.45%, 7/1/2001

   (LOC; Student Loan Marketing Association)                                                  7,700,000                7,700,000

COLORADO--.2%

Aspen, Recreational Revenue

  (Music Association of Aspen Inc. Project)

   4.75%, 11/1/2001 (Insured; FSA)                                                            1,135,000                1,143,375

DELAWARE--2.6%

Delaware Economic Development Authority

  IDR, VRDN (Delaware Clean Power Project)

   3.15% (LOC; Motiva Enterprises)                                                           20,000,000  (a)          20,000,000

DISTRICT OF COLUMBIA--3.2%

District of Columbia Housing Finance Agency, SFMR:

   4.60%, 7/23/2001                                                                           5,000,000                5,000,000

   3.50%, 3/25/2002 (LOC; AIG Funding Inc.)                                                   5,000,000                5,000,000

District of Columbia National Academy of Science

  Revenue, CP 2.80%, 11/14/2001

   (Insured; AMBAC and LOC; Bank of America)                                                 10,000,000                10,000,000

Metropolitan Airports Authority, Airports Revenue, CP

   3.10%, 6/11/2001 (LOC; Westdeutsche Landesbank)                                            5,000,000                5,000,000

FLORIDA--3.9%

Highlands County Health Facilities Authority, Revenues, VRDN

  (Adventist Health System/Sunbelt Inc.)

  3.02% (Liquidity Facility; Bank One Corp. and LOC;

   Capital Markets Assurance)                                                                 7,000,000  (a)           7,000,000


6
                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA (CONTINUED)

Orange County Health Facilities Authority, Revenues

  VRDN (Florida Hospital Association Health Project)

  3.20% (LOC: The Bank of New York,

  Bank of Nova Scotia, Banque Paribas and

   CDC Funding Corp.)                                                                         7,000,000  (a)           7,000,000

Pinellas County Housing Finance Authority, SFHR

   3.25%, 10/1/2001 (LOC; Trinity Funding Corp.)                                              5,000,000                5,000,000

Saint Lucie County, PCR, Refunding, VRDN

   (Florida Power and Light Company Project) 3.15%                                            4,400,000  (a)           4,400,000

Sunshine State Governmental Financing Commission

  Revenue, CP

   3.30%, 9/12/2001 (LOC; Toronto Dominion Bank)                                              7,000,000                7,000,000

GEORGIA--7.0%

Albany Dougherty Payroll Development Authority, PCR

   Refunding, VRDN (Phillip Morris Co., Inc.) 3.08%                                          10,200,000  (a)          10,200,000

Cobb County Housing Authority, MFHR, Refunding, VRDN

   (Six Flags Association) 2.95% (LOC; FHLM)                                                  5,490,000  (a)           5,490,000

Cobb-Marietta Coliseum and Exhibit Hall Authority

  Sales Tax Revenue

   6.75%, 10/1/2001 (Insured; MBIA)                                                           1,995,000  (b)           2,056,317

Columbia County Development Authority

  Private Schools Revenue, VRDN

  (Augusta Preparatory Project)

   3% (LOC; Wachovia Bank)                                                                    4,300,000  (a)           4,300,000

Fayette County Development Authority

  Educational Facilities Revenue

  VRDN (Catholic School Properties Inc. Project)

   3% (LOC; Wachovia Bank)                                                                    5,000,000  (a)           5,000,000

Fulton County Development Authority

  Educational Facilities Revenue

  VRDN (Donnellan School Inc. Project)

   3% (LOC; Wachovia Bank)                                                                    7,600,000  (a)           7,600,000

Gwinnett County School District

  Construction Sales Tax Revenue, GO Notes

   TAN 4.25%, 12/28/2001                                                                     10,000,000                10,066,435

Jefferson Development Authority, IDR, VRDN

  (Ringwood Containers Project)

   3.10% (LOC; Bank of America)                                                               4,000,000  (a)            4,000,000

Savannah Economic Development Authority

  Exempt Facility Revenue, VRDN

   (Home Depot Project) 3.10% (LOC; SunTrust Bank)                                            5,000,000  (a)            5,000,000

                                                                                                     The Fund  7

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS--6.8%

Chicago, SFMR 3.25%, 3/1/2002 (LOC; Trinity Funding Corp.)                                    4,000,000                 4,000,00

Glendale Heights, MFHR, Refunding, VRDN

   (Glendale Lakes Project) 2.95% (LOC; FHLM)                                                 4,845,000  (a)           4,845,000

Illinois Development Finance Authority, PCR, VRDN

  (Illinois Power Co.)

   3.30% (LOC; Morgan Guaranty Trust Co.)                                                    10,000,000  (a)           10,000,000

Illinois Educational Facilities Authority, Revenues, CP

  (Art Institute of Chicago) 4.45%, 8/27/2001

   (LOC; Harris Trust and Savings)                                                            5,800,000                 5,800,000

Illinois Health Facilities Authority, Revenues:

  (Evanston Northwestern Corporation)

      2.90%, 5/31/2002                                                                        9,000,000                9,000,000

   VRDN:

      (Rehabilitation Institute of Chicago Project)

         3% (LOC; Bank of America)                                                           13,500,000  (a)          13,500,000

      (Resurrection Healthcare)

         3% (Insured; FSA and LOC; LaSalle Bank)                                              5,600,000  (a)           5,600,000

INDIANA--.3%

Indiana Housing Finance Authority, SFMR

   VRDN (Merlots) 3.16% (Liquidity Facility;
   First Union Bank and LOC: FNMA and GNMA)                                                   2,400,000  (a)           2,400,000

IOWA--.9%

Louisa County, PCR, Refunding, VRDN

   (Midwest Power System Inc. Project) 3.10%                                                  7,000,000  (a)           7,000,000

KANSAS--2.0%

Kansas Development Finance Authority, MFHR, Refunding

  VRDN (Chesapeake Apartments Project)

   2.98% (LOC; Federal Home Loan Bank)                                                        5,000,000  (a)           5,000,000

Mission, MFHR, Refunding, VRDN

  (The Falls Apartments Project)

   3.12% (LOC; FNMA)                                                                          6,000,000  (a)           6,000,000

Unified Government of Wyandotte County/Kansas City

  Renewal Municipal Temporary Notes, GO Notes:

      4.07%, 2/1/2002                                                                         2,338,000                2,338,000

      3.23%, 5/1/2002                                                                         1,970,000                1,970,000

KENTUCKY--3.6%

Kentucky Governmental Agencies, COP, TRAN

   5.30%, 6/29/2001 (LOC; Fifth Third Bank)                                                   5,000,000                5,002,936

Kentucky Interlocal School Transportation Association

   COP, TRAN 5%, 6/29/2001                                                                   10,000,000                10,004,405

8

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                             Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

KENTUCKY (CONTINUED)

Ohio County, PCR, VRDN (Big Rivers Electric Corp. Project)

   3% (Insured; AMBAC and Liquidity Facility; Credit Suisse)                                 13,000,000  (a)          13,000,000

LOUISIANA--5.3%

Ascension Parish, Revenue, CP (BASF Corporation Project)

   2.85%, 8/16/2001                                                                          10,000,000               10,000,000

State of Louisiana, Refunding, GO Notes

   6%, 8/1/2001 (Insured; FGIC)                                                               1,800,000                1,807,959

Louisiana Public Facilities Authority:

  Revenue, CP (Christus Health)

      2.75% (Insured; AMBAC and LOC; Credit Suisse)                                           5,700,000                5,700,000

   VRDN:

      HR, Hospital Equipment and Capital Financing

         Refunding Program 3% (LOC; Bank One Corp.)                                          17,600,000  (a)          17,600,000

      Revenues, Equipment and Capital Facilities Pooled

         Loan Program 3.05% (LOC; Kredietbank)                                                6,000,000  (a)           6,000,000

MAINE--1.5%

Maine Health and Higher Educational Facilities Authority

  College and University Revenue, Refunding, VRDN

   2.95% (Insured; AMBAC and Liquidity Facility; Kreditbank)                                 11,755,000  (a)          11,755,000

MARYLAND--1.6%

Baltimore County Authority, Recreational Revenue, VRDN

   (Golf System) 2.90% (LOC; Allied Irish Banks)                                              4,885,000  (a)           4,885,000

Maryland Community Development Administration

  Department of Housing and Community Development, RAN

   (Residential) 4.70%, 6/14/2001                                                             7,100,000                7,100,000

MASSACHUSETTS--.6%

Cape Cod Regional Transit Authority, RAN

   5%, 7/6/2001                                                                               4,552,000                4,553,794

MICHIGAN--1.7%

Michigan Hospital Finance Authority, Revenues, VRDN:

  Healthcare Equipment Loan Program

      3.10% (LOC; Michigan National Bank)                                                     5,500,000  (a)           5,500,000

   Refunding (Trinity Health) 3%                                                              7,400,000  (a)           7,400,000

MINNESOTA--1.8%

Minneapolis, MFHR, Refunding, VRDN:

  (Rental Housing-Laurel)

      3.20% (LOC; Saint Paul Companies Inc.)                                                  2,500,000  (a)           2,500,000

   (Rental Housing-Swinford)

      3.20% (LOC; Saint Paul Companies Inc.)                                                  3,665,000  (a)           3,665,000

                                                                                                     The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                             Amount ($)             Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MINNESOTA (CONTINUED)

Minnesota School District, COP, TAN

  Tax and Aid Anticipation Borrowing Program Certificates

   4%, 2/12/2002                                                                              5,000,000                5,023,075

Saint Paul Housing and Redevelopment Authority

  MFHR, Refunding, VRDN

   (Hampden Square Apartments) 3.10% (LOC; FNMA)                                              2,840,000  (a)           2,840,000

MISSISSIPPI--2.4%

Mississippi Business Finance Corporation, IDR, CP

  (Choctow Generating) 3%, 6/15/2001

   (LOC; Chase Manhattan Bank)                                                                7,700,000                7,700,000

Mississippi Business Finance Corporation, IDR, VRDN

  (Bruce Furniture Industries Project)

   3.10% (LOC; Wachovia Bank)                                                                 3,500,000  (a)           3,500,000

Mississippi Development Bank Special Obligation

  VRDN (Merlots)

   3.11% (Insured: AMBAC and First Union Bank)                                                7,500,000  (a)           7,500,000

MISSOURI--2.5%

Missouri Health and Educational Facilities Authority

  Health Facilities Revenue, VRDN

  (Deaconess Long Term Care):

      3.04% (LOC; Bank One Corp.)                                                             8,800,000  (a)           8,800,000

      3.18% (LOC; Bank One Corp.)                                                               100,000  (a)             100,000

Saint Charles County Industrial Development Authority

  Industrial Revenue, Refunding, VRDN

  (Country Club Apartments Project)

   2.98% (LOC; LaSalle Bank)                                                                 10,000,000  (a)          10,000,000

MONTANA--.6%

Montana Board Investment, RRR (Colstrip Project)

   3.25%, 3/1/2002 (LOC; Dexia Credit Local de France)                                        5,000,000                5,000,000

NEVADA--.9%

Nevada Housing Division, Multi-Unit Housing Revenue, VRDN

   (Silverado) 3.05% (LOC; FNMA)                                                              6,710,000  (a)           6,710,000

NEW HAMPSHIRE--.6%

New Hampshire Housing Finance Authority

  SFHR, VRDN (Merlots)

   3.16% (LOC; First Union Bank)                                                              5,000,000  (a)           5,000,000

NEW MEXICO--.8%

New Mexico Hospital Equipment, Loan Council Revenue

  VRDN, Pooled Loan Program 3.25% (Liquidity Facility;

   Landesbank-Hessen Thuringen Girozentrale and
   LOC; CDC Funding Corp.)                                                                    6,300,000  (a)           6,300,000

10

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                             Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK--1.3%

Oneida Indian Nation, Recreational Revenue, VRDN

   GO Notes 3.11% (LOC; Key Bank Inc.)                                                        9,900,000  (a)           9,900,000

NORTH CAROLINA--.4%

Durham County Industrial Facilities and Pollution Control

  Financing Authority, IDR, VRDN (Cormetech Inc. Project)

   3.10% (LOC; Wachovia Bank)                                                                 3,000,000  (a)           3,000,000

OHIO--2.3%

Grove City, Multi-Family Housing and Mortgage Revenue

   VRDN (Regency Arms Apartment) 3.10% (LOC; FNMA)                                            3,000,000  (a)           3,000,000

Hamilton County Hospital Facilities Revenues, VRDN

  (Episcopal Retirement Homes Project)

   2.98% (LOC; Fifth Third Bank)                                                              5,000,000  (a)           5,000,000

Ohio Building Authority, LR, Refunding (James Rhodes)

   6%, 6/1/2001                                                                               3,045,000                3,045,000

Twinsburg, IDR, VRDN (United Stationers Supply Co.)

   3.20% (LOC; PNC Bank)                                                                      6,800,000  (a)           6,800,000

OKLAHOMA--1.3%

Oklahoma Development Finance Authority, Revenue, VRDN

  (Oklahoma Hospital Association)

  3.20% (Liquidity Facility; Landesbank Hessen Thurinsen

   Girozentrale and LOC; CDC Funding Corp.)                                                  10,000,000  (a)          10,000,000

PENNSYLVANIA--6.3%

Berks County Industrial Development Authority

  IDR, VRDN (EJB Paving and Materials)

   3.15% (LOC; First Union Bank)                                                              1,800,000  (a)           1,800,000

Emmaus General Authority, Revenue, VRDN

   (Lakeview School District) 3% (LOC; Kredietbank)                                           5,000,000  (a)           5,000,000

Indiana County Industrial Development Authority

  PCR, VRDN (Conemaugh Project)

   2.95% (LOC; Union Bank of Switzerland)                                                     2,800,000  (a)           2,800,000

Lancaster County Hospital Authority, Health Center Revenue

  VRDN (Masonic Homes)

   2.95% (Insured; AMBAC and Liquidity Facility; PNC Bank)                                   12,080,000  (a)          12,080,000

Pennsylvania Higher Education Assistance Agency

  Student Loan Revenue, VRDN

   3% (Insured; AMBAC and Liquidity Facility; Credit Suisse)                                  8,500,000                8,500,000

Pennsylvania Higher Educational Facilities Authority

  College and University Revenue, VRDN

  (Thomas Jefferson University)

  3.02% (Insured; AMBAC and Liquidity Facility;

   Chase Manhattan Bank)                                                                      5,000,000  (a)           5,000,000

                                                                                                     The Fund  11

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                            Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                           Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA (CONTINUED)

Venango County Industrial Development Authority

  RRR, CP (Scrubgrass Project)

   2.95%, 7/6/2001 (LOC; Dexia Credit Local de France)                                       13,615,000               13,615,000

RHODE ISLAND--1.4%

Rhode Island Industrial Facilities Corporation, IDR, VRDN

  (Cooley Inc. Project)

   3.10% (LOC; Royal Bank of Scotland)                                                        2,750,000  (a)           2,750,000

Rhode Island Student Loan Authority

  Student Loan Revenue, VRDN

   3% (LOC; State Street Bank and Trust Co.)                                                  8,000,000  (a)           8,000,000

SOUTH CAROLINA--.6%

Spartanburg County School District, BAN

   3.50%, 5/15/2002                                                                           4,550,000                4,572,756

SOUTH DAKOTA--.7%

South Dakota Housing Development Authority

  Housing Revenue

   (Homeownership Mortgage) 3.25%, 4/3/2002                                                   5,200,000  (b)           5,200,000

TENNESSEE--8.2%

Johnson County Health and Educational Facilities Board

  HR, VRDN (Merlots) 3.16% (Insured; MBIA and

   Liquidity Facility; First Union Bank)                                                      5,000,000  (a)           5,000,000

Metropolitan Government Nashville and

  Davidson County Health and Educational

  Facilities Board, College and University Revenue

   VRDN (Vanderbilt University) 2.85%                                                         9,000,000  (a)           9,000,000

Sevier County Public Building Authority, Revenues, VRDN

  (Local Government Public Improvement):

      3% (Insured; AMBAC)                                                                     3,890,000  (a)           3,890,000

      3% (Insured; AMBAC and Liquidity Facility;

         Landesbank Hessen)                                                                  14,425,000  (a)          14,425,000

Shelby County Health, Educational and Housing

  Facility Board, HR, CP

    (Baptist Memorial Hospital):

         2.95% 10/26/2001 (LOC; Bank of America)                                             13,000,000               13,000,000

         3.15%, 10/26/2001 (LOC; Bank of America)                                            10,000,000               10,000,000

         3.15%, 10/29/2001 (LOC; Bank of America)                                             8,000,000                8,000,000

12

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TEXAS--11.9%

Brazos River Authority, PCR, Refunding, VRDN

  (Texas Utilities Electric Co.)

   3.10% (LOC; The Bank of New York)                                                         20,000,000  (a)          20,000,000

Brazos River Harbor Navigation District

  Industrial Revenue, VRDN

   (Dow Chemical Co. Project) 3.25%                                                           5,000,000  (a)           5,000,000

Capital Industrial Development Corporation

  SWDR, VRDN (Texas Disposal System Inc. Project)

   3.10% (LOC; Bank of America)                                                               5,200,000  (a)           5,200,000

Dallas, Airport Revenue

   5%, 4/1/2002 (Insured; AMBAC)                                                              4,995,000                5,067,128

Fort Worth, Water and Sewer Revenue

  Refunding and Improvement

   5%, 2/15/2002                                                                              2,350,000                2,378,357

Houston, Water and Sewer System Revenue, CP

  2.95%, 8/16/2001 (LOC: Bayerische Landesbank

   and Westdeutsche Landesbank)                                                               5,000,000                5,000,000

Panhandle-Plains Higher Education Authority Inc.

  Student Loan Revenue, VRDN

   2.95% (LOC; Student Loan Marketing Association)                                           12,700,000  (a)          12,700,000

Port of Port Authority, Revenue, CP (Motiva Enterprises)

   3.50%, 6/28/2001                                                                           9,000,000                9,000,000

State of Texas, TRAN 5.25%, 8/31/2001                                                        12,000,000               12,027,911

Texas Municipal Power Agency, Revenue, CP

  3.10%, 6/11/2001 (LOC: Bayerische Landesbank

   and Morgan Guaranty Trust Co.)                                                            15,600,000               15,600,000

UTAH--1.3%

Intermountain Power Agency

  Power Supply Revenue, CP 3.30%, 6/12/2001

  (Liquidity Facility: Bank of America

   and Bank of Nova Scotia)                                                                  10,000,000               10,000,000

VIRGINIA--5.8%

Henrico County Economic Development Authority

  Exempt Facility Revenue, Refunding, VRDN

   (White Oak Limited Project) 3.05% (LOC; Citibank)                                         10,538,000  (a)          10,538,000

                                                                                                     The Fund  13

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                              Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

VIRGINIA (CONTINUED)

Loudoun County Industrial Development Authority

  Revenue, VRDN (Atlantic Coast Airlines)

   3.25% (LOC; Fleet Bank)                                                                    3,345,000  (a)           3,345,000

Richmond Industrial Development Authority, VRDN

  (Cogentrix of Richmond Project)

  Exempt Facility Revenue

   3.30% (LOC; Banque Paribas)                                                               30,700,000  (a)          30,700,000

WASHINGTON--.2%

Lewis County Public Utility District Number 001

  Electric Power and Light Revenues

   (Cowlitz Falls Hydroelectric Project) 7%, 10/1/2001                                        1,430,000  (b)           1,476,354

WEST VIRGINIA--.9%

Pendleton County, IDR, VRDN

   (Greer Steel Project) 3.35% (LOC; PNC Bank)                                                1,915,000  (a)           1,915,000

West Virginia Hospital Finance Authority, Revenues

  VRDN, WVHA Pooled Loan Financing Program

  3.07% (LOC: Bank of America,

   Bank of Nova Scotia and Banque Paribas)                                                    4,600,000  (a)           4,600,000

WYOMING--.8%

Wyoming Community Development Authority

   Housing Revenue 4.45%, 12/1/2001                                                           6,000,000                6,004,432
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $766,736,234)                                                             99.4%              766,736,234

CASH AND RECEIVABLES (NET)                                                                          .6%                4,875,995

NET ASSETS                                                                                       100.0%              771,612,229

14


Summary of Abbreviations

AMBAC            American Municipal Bond Assurance          LOC              Letter of Credit
                     Corporation
                                                            LR               Lease Revenue
BAN              Bond Anticipation Notes
                                                            MBIA             Municipal Bond Investors Assurance
COP              Certificate of Participation                                    Insurance Corporation

CP               Commercial Paper                           MFHR             Multi-Family Housing Revenue

FGIC             Financial Guaranty Insurance Company       PCR              Pollution Control Revenue

FHLM             Federal Home Loan Mortgage                 RAN              Revenue Anticipation Notes

FNMA             Federal National Mortgage Association      RRR              Resources Recovery Revenue

FSA              Financial Security Assurance               SFHR             Single Family Housing Revenue

GNMA             Government National Mortgage               SFMR             Single Family Mortgage Revenue
                     Association
                                                            SWDR             Solid Waste Disposal Revenue
GO               General Obligation
                                                            TAN              Tax Anticipation Notes
HR               Hospital Revenue
                                                            TRAN             Tax and Revenue Anticipation Notes
IDB              Industrial Development Board
                                                            VRDN             Variable Rate Demand Notes
IDR              Industrial Development Revenue


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+/F1                           VMIG1/MIG1, P1                  SP1+/SP1, A1+/A1                                 89.5

AAA/AA (c)                       Aaa/Aa (c)                      AAA/AA (c)                                        6.4

Not Rated (d)                    Not Rated (d)                   Not Rated (d)                                     4.1

                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
     SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND
     INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  NOTES WHICH ARE NOT F, MIG OR SP RATED ARE REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund  15

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2001 (Unaudited)

                                                             Cost       Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           766,736,234   766,736,234

Cash                                                                    246,744

Interest receivable                                                   5,119,180

Prepaid expenses                                                         44,586

                                                                    772,146,744
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           495,879

Accrued expenses                                                         38,636

                                                                        534,515
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      771,612,229
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     771,624,594

Accumulated net realized gain (loss) on investments                     (12,365)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      771,612,229


NET ASSET VALUE PER SHARE

                                                                              Class A     Class B    Class X
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                            326,986,113  444,395,067   231,049

Shares Outstanding                                                        327,277,923  444,396,896   231,049
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   1.00         1.00       1.00

SEE NOTES TO FINANCIAL STATEMENTS.

16

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2001 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     13,069,349

EXPENSES:

Management fee--Note 2(a)                                            1,761,372

Shareholder servicing costs--Note 2(c)                                 687,217

Distribution fees (Class B and Class X)--Note 2(b)                     421,187

Custodian fees                                                          30,308

Registration fees                                                       24,130

Professional fees                                                       23,074

Prospectus and shareholders' reports                                    17,507

Directors' fees and expenses--Note 2(d)                                 12,042

Miscellaneous                                                            6,213

TOTAL EXPENSES                                                       2,983,050

Less--reduction in shareholder servicing costs due to
   undertaking--Note 2(c)                                             (120,207)

NET EXPENSES                                                         2,862,843

INVESTMENT INCOME--NET                                              10,206,506
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B)                        (340)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                10,206,166

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund  17


STATEMENT OF CHANGES IN NET ASSETS


                                                Six Months Ended
                                                  May 31, 2001               Year Ended
                                                  (Unaudited)           November 30, 2000(a)
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                10,206,506           21,379,921

Net realized gain (loss) on investments                     (340)                  --

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          10,206,166           21,379,921
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                        (4,463,539)          (8,916,330)

Class B shares                                        (5,739,543)         (12,456,801)

Class X shares                                            (3,424)              (6,790)

TOTAL DIVIDENDS                                      (10,206,506)         (21,379,921)
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                                       659,884,528        1,292,677,023

Class B shares                                       866,901,576        1,732,550,055

Class X shares                                             1,734             301,432

Dividends reinvested:

Class A shares                                         4,332,796           8,595,125

Class B shares                                         5,675,626          12,177,965

Class X shares                                               425              5,183

Cost of shares redeemed:

Class A shares                                      (608,869,239)     (1,315,482,865)

Class B shares                                      (840,222,996)     (1,708,791,133)

Class X shares                                           (53,964)           (24,760)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                         87,650,486         22,008,025

TOTAL INCREASE (DECREASE) IN NET ASSETS               87,650,146         22,008,025
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                  683,962,083        661,954,058

END OF PERIOD                                        771,612,229        683,962,083

(A)  FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999
     FOR CLASS X SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                             Six Months Ended
                                              May 31, 2001                        Year Ended November 30,
                                       ---------------------------------------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)        2000       1999          1998           1997          1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00        1.00       1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                .016        .035       .027          .030           .031          .029

Distributions:

Dividends from investment
   income--net                                       (.016)      (.035)     (.027)        (.030)         (.031)        (.029)

Net asset value, end of period                        1.00        1.00       1.00          1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      3.19(a)     3.56       2.71          3.02           3.14          2.97
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                          .57(a)      .58        .58           .60            .62           .66

Ratio of net investment income
   to average net assets                              3.15(a)     3.51       2.68          2.98           3.09          2.93
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                     326,986     271,638    285,849       280,398        273,058       256,862

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund  19

FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Six Months Ended
                                              May 31, 2001                             Year Ended November 30,
                                                                            -----------------------------------------
CLASS B SHARES                                  (Unaudited)          2000       1999          1998           1997          1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00            1.00      1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                .014            .031      .023          .026           .028          .027

Distributions:

Dividends from investment
   income--net                                       (.014)          (.031)     (.023)       (.026)         (.028)        (.027)

Net asset value, end of period                        1.00            1.00       1.00         1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      2.75(a)         3.16       2.31         2.64           2.86          2.70
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                          .98(a)          .98        .98          .96            .95           .85

Ratio of net investment income
   to average net assets                              2.73(a)         3.10       2.29         2.59           2.87          2.65

Decrease reflected in above
   expense ratios due to
   undertakings by The
   Dreyfus Corporation                                 .06(a)          .07        .07          .09            .16           .29
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                     444,395         412,041    376,104      377,636        263,008        17,491

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

20


                                                                                 Six Months Ended
                                                                                   May 31, 2001      Year   Ended  November 30,
                                                                             --------------------------------------------------
CLASS X SHARES                                                                      (Unaudited)           2000         1999(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                     1.00             1.00           1.00

Investment Operations:

Investment income--net                                                                   .013             .031           .012

Net realized and unrealized gain
   (loss) on investments

Distributions:

Dividends from investment income--net                                                   (.013)           (.031)         (.012)

Net asset value, end of period                                                           1.00             1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                         2.67(b)          3.12           2.43(b)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                  1.05(b)          1.05           1.05(b)

Ratio of net investment income

   to average net assets                                                                 2.66(b)          3.19           2.22(b)

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation                                         .03(b)           .07            .18(b)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                                     231              283              1

(A) FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund  21


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General Municipal Money Market Fund (the "fund") is a separate diversified series of General Municipal Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering one series, which is the fund. The fund's investment objective is to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue 16.5 billion shares of $.001 par value Common Stock. The fund is currently authorized to issue three classes of shares: Class A (15 billion shares authorized), Class B (1 billion shares authorized) and Class X (500 million shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to a shareholder services plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

22

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $19,662 during the period ended May 31, 2001 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

                                                                     The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $9,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2000. If not applied, the carryover expires in fiscal 2006.

At May 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the average value of the fund's net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2001, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the Distributor for
payments    made    to

24

third parties for distributing shares at an annual rate of .20 of 1% of the value of their average daily net assets. During the period ended May 31, 2001, Class B shares were charged $420,866 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of their average daily net assets. During the period ended May 31, 2001, Class X shares were charged $321 pursuant to the Class X Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2001, Class A shares were charged $25,040 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B and Class X ("Shareholder Services Plan") Class B and Class X shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

                                                                     The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The Manager had undertaken from December 1, 2000 through May 31, 2001, that if the aggregate expenses of Class B and Class X shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded .98 of 1% for Class B shares and 1.05% for Class X shares, of their average daily net assets, the Manager will reimburse the expenses of the fund under the Shareholder Services Plan, to the extent of any excess expense and up to the full fee payable under the Shareholder Services Plan. During the period ended May 31, 2001, Class B and Class X shares were charged $526,083 and $321, respectively, pursuant to the Shareholder Services Plan, of which $120,165 and $42, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2001, the fund was charged $16,646 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

26

NOTES

                        For More Information

                        General Municipal Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
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(c) 2001 Dreyfus Service Corporation                                  918SA0501